Short-Term Loans (Details)		6 Months Ended	12 Months Ended
	Jul. 31, 2024 USD ($)	Apr. 30, 2025 USD ($)	Dec. 31, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Apr. 30, 2025 CNY (¥)	Oct. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)
Short-Term Loans [Line Items]
Short term loans		$ 2,173,189					$ 2,785,965
Bears a fixed interest rate		4.00%				4.00%
Maturity date	July 2025	September 2025
Mr. Xiaozhong Lin [Member]
Short-Term Loans [Line Items]
Short term loans		$ 249,000				¥ 1,800,000
Bears a fixed interest rate		4.00%				4.00%
Zhejiang Mingtai Commercial Bank [Member]
Short-Term Loans [Line Items]
Short term loans		$ 111,090					112,281
Bears a fixed interest rate	8.70%							8.70%
Zhejiang Yiwu Rural Commercial Bank [Member]
Short-Term Loans [Line Items]
Short term loans		840,114					$ 849,123
Bears a fixed interest rate			5.00%
Maturity date			December 2025
Zhejiang Yiwu Rural Commercial Bank [Member] | Forecast [Member]
Short-Term Loans [Line Items]
Short term loans				$ 840,000	¥ 6,050,000
Short-Term Debt [Member] | Zhejiang Mingtai Commercial Bank [Member]
Short-Term Loans [Line Items]
Short term loans	$ 111,000							¥ 800,000
Ningbo Bank [Member] | Short-Term Debt [Member]
Short-Term Loans [Line Items]
Short term loans		$ 972,000				¥ 7,000,000